Principal Charges Account (Tables)	12 Months Ended
Dec. 31, 2013
Principal Charges Account [Abstract]
Schedule Of Principal Charges

	2013	2012
Attorneys' fees and expenses	$1,024,834	$1,024,834
Costs of surface lands	6,606,815	6,606,815
Cumulative shipment credits	(2,471,015)	(2,388,760)
Cumulative asset disposition credits	(372,124)	(372,124)
Principal Charges account balance	$4,788,510	$4,870,765